Employee benefits, Net cost for period (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Domestic Defined Benefit Plans [Member]
Details for net cost [Abstract]
Net cost for the period	$ 21,284	$ (14,764)
Pensions and Seniority Premiums [Member]
Details for net cost [Abstract]
Current service cost	5,460	(29,914)
Interest cost	12,015	15,072
Net cost for the period	17,475	(14,842)
Termination of Employment [Member]
Details for net cost [Abstract]
Current service cost	1,868	(1,717)
Interest cost	1,941	1,795
Net cost for the period	$ 3,809	$ 78